Customer Advances In Excess Of Costs Incurred On Contracts In Progress	12 Months Ended
Dec. 31, 2018
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Customer Advances In Excess Of Costs Incurred On Contracts In Progress	CONTRACT LIABILITIES (CUSTOMER ADVANCES)

	December 31,
	2018	2017
Contract liabilities(1)	$956,884	$639,328
Less -
Contract liabilities presented under long-term liabilities	175,890	133,649
Contract liabilities deducted from inventories	—	52,596
	780,994	453,083
Less -
Costs incurred on contracts in progress(2)	—	34,523
	$780,994	$418,560

(1)
Contract liabilities increased by approximately $321,929 compared to the beginning balance as of January 1, 2018, primarily as a result of acquisitions of new subsidiaries during 2018 in the amount of approximately $153,000.

During the year ended December 31, 2018, the Company recognized approximately $393,000 of its contract liabilities at January 1, 2018, as revenue.

(2)
In 2017, the Company transferred legal title of inventories to certain customers as collateral for advances received. Contract assets are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (see Note 5).

As for guarantees and liens, see Notes 21E, 21H and 21I.